Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2010	Dec. 31, 2009
Shareholders' equity:
Ordinary shares, Par value	$ 0.01	$ 0.01
Ordinary shares, Authorized shares	1,000,000,000	1,000,000,000
Ordinary shares, Issued shares	156,205,313	148,527,450
Ordinary shares, Outstanding shares	156,205,313	148,527,450